Note 22 - Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2023
Note 22 - Deferred tax assets and liabilities
Note 22 - Deferred tax assets and liabilities

22      Deferred tax assets and liabilities

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year is as follows:

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	575,667	43,532	114,542	733,741
Translation differences	41	113	397	551
Increase due to business combinations (*)	4,175	7,563	5,498	17,236
Charged to other comprehensive income	-	-	138	138
Income statement charge	38,991	63,127	39,627	141,745
At December 31, 2023	618,874	114,335	160,202	893,411

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	669,830	27,508	104,346	801,684
Translation differences	(64)	15	600	551
Charged to other comprehensive income	-	-	1,719	1,719
Income statement (credit) / charge	(94,099)	16,009	7,877	(70,213)
At December 31, 2022	575,667	43,532	114,542	733,741

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)
Translation differences	(6)	(24)	1	(611)	(640)
Increase due to business combinations (*)	(1,374)	(223)	(1,875)	(35,941)	(39,413)
Charged to other comprehensive income	-	-	-	(2,342)	(2,342)
Income statement (credit) / charge	(4,314)	(18,620)	(322,431)	9,881	(335,484)
At December 31, 2023	(31,511)	(199,019)	(634,894)	(185,997)	(1,051,421)

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)
Translation differences	(345)	114	747	(245)	271
Charged to other comprehensive income	-	-	-	954	954
Income statement charge / (credit)	(389)	(95,229)	174,427	18,934	97,743
At December 31, 2022	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Deferred tax assets related to tax losses of Tenaris subsidiaries are recognized to the extent it is probable that future taxable profits will be available, against which such losses can be utilized. The utilization of such tax losses may also be restricted by the nature of the profit, expiration dates and / or potential limitations on their yearly consumption. In determining the amount of deferred taxes to be recognized. Tenaris considered existing evidence, both positive and negative, including the historical taxable profits and the projections of future taxable profits prepared by management to assess the probability that the deferred tax assets will be realized. Management applies significant judgment in assessing the likelihood that future taxable profits will be available.

Deferred tax assets related to tax losses as of the end of 2023 include $550.3 million recognized in its Luxembourg subsidiary mainly due to impairment charges over certain undertakings in the past years. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation. Losses incurred as from 2017 may be carried forward for a maximum of 17 years.

Tenaris has concluded as of end 2023 that it is probable that sufficient future taxable profits will be generated by business activities to be carried out by its Luxembourg subsidiary, against which the above-mentioned tax losses could be utilized prior to their expiration.

Deferred tax assets related to tax losses also include $77.9 million related to U.S. subsidiaries mainly due to the recognition of accelerated fiscal depreciations, as well as the amounts related to the acquisition of IPSCO in 2020. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

Approximately 99% of the recognized tax losses have an expiration date in more than 5 years or do not expire.

As of December 31, 2023, the net unrecognized deferred tax assets amounted to $3,130.0 million. Approximately 99% of the unrecognized tax losses have an expiration date in more than 5 years or do not expire.

The estimated recovery analysis of deferred tax assets and settlement of deferred tax liabilities, which takes into consideration management assumptions and estimates, is as follows:

	Year ended December 31,
	2023	2022
Deferred tax assets to be recovered after 12 months	(655,415)	(171,717)
Deferred tax liabilities to be settled after 12 months	689,976	688,124

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	Year ended December 31,
	2023	2022
Deferred tax assets	(789,615)	(208,870)
Deferred tax liabilities	631,605	269,069
	(158,010)	60,199

The movement in the net deferred income tax (asset) / liability account is as follows:

	Year ended December 31,
	2023	2022
At the beginning of the year	60,199	29,174
Translation differences	(89)	822
Increase due to business combinations (*)	(22,177)	-
Charged to other comprehensive income	(2,204)	2,673
Income statement (credit) / charge	(193,739)	27,530
At the end of the year	(158,010)	60,199

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.